Details of Guarantees and Documentary Credits Outstanding (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Financial guarantees USD ($)	Mar. 31, 2013 Financial guarantees INR	Mar. 31, 2012 Financial guarantees INR	Mar. 31, 2013 Performance guarantees USD ($)	Mar. 31, 2013 Performance guarantees INR	Mar. 31, 2012 Performance guarantees INR	Mar. 31, 2013 Documentary credits USD ($)	Mar. 31, 2013 Documentary credits INR	Mar. 31, 2012 Documentary credits INR	Mar. 31, 2013 Guarantees USD ($)	Mar. 31, 2013 Guarantees INR	Mar. 31, 2012 Guarantees INR
Derivatives, Fair Value [Line Items]
Bank guarantees	$ 7,156.4	390,167.7	346,013.0	$ 1,832.1	99,886.2	76,921.6	$ 1,278.2	69,686.1	59,909.3	$ 4,046.1	220,595.4	209,182.1
Estimated fair values of bank guarantees	$ (24.3)	(1,322.8)	(1,067.6)							$ (4.3)	(232.6)	(171.7)	$ (20.0)	(1,090.2)	(895.9)